REGULATORY FRAMEWORK, General Framework for Non-Regulated Segments (Details)					9 Months Ended	12 Months Ended
	Sep. 30, 2022 $ / Ton	Oct. 19, 2020 ARS ($)	Dec. 01, 2011 $ / m³	Nov. 30, 2011 $ / m³	Dec. 31, 2021 ARS ($)	Dec. 31, 2022 ARS ($) $ / bbl $ / m³	Dec. 31, 2017 ARS ($)	Dec. 23, 2019	Sep. 03, 2018 USD ($)
Domestic market [Abstract]
Period of maximum reference prices for commercialization of liquefied petroleum gas unchanged						180 days
Increase in price of liquefied petroleum gas		$ 10,885,000			$ 12,626,600
Increase in ordered price of liquefied petroleum gas | $ / Ton	18,375.49
Increase in price of propane gas per ton							$ 1,267,000
Increase in price of propane gas per ton depending on customer							2,832,000
Subsidies receivable from government					$ 2,427,450,000	$ 3,768,159,000
Foreign market [Abstract]
Capped amount of each dollar of the tax base or the official FOB price									$ 4
Rate applicable to hydrocarbons								8.00%
Barrel price, condition one | $ / bbl						45
Barrel price, condition two | $ / bbl						60
Tax rate for barrel price below US$45						0.00%
Tax rate for barrel price equal or higher than US$60						8.00%
Tariff charge paid (per cubic meter) | $ / m³						0.0492
Tariff charge (per cubic meter) | $ / m³			0.405	0.0492
Bottom of Range [Member]
Foreign market [Abstract]
Applicable tax rate on export of oil and gas products						0.00%
Top of Range [Member]
Foreign market [Abstract]
Applicable tax rate on export of oil and gas products						8.00%
Propane [Member]
Domestic market [Abstract]
Increase in price of propane gas per ton							1,941,200
Increase in price of propane gas per ton depending on customer							$ 3,964,000
Foreign market [Abstract]
Export duty percentage									12.00%
Butane [Member]
Foreign market [Abstract]
Export duty percentage									12.00%
Natural Gasoline [Member]
Foreign market [Abstract]
Export duty percentage									12.00%